LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF ANTIDILUTIVE COMMON STOCK EQUIVALENTS

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	February 29, 2024	February 28, 2023
Stock options	511,950	557,450
Restricted stock	88,000	132,000
Warrants	29,336	29,336

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2023	2022
Stock options	557,450	189,450
Restricted stock	132,000	-
Warrants	29,336	29,336